UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1300 E. Woodfield Rd.
          Ste 300
          Schaumburg, IL 60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847-397-8630

Signature, Place, and Date of Signing:

  /s/ Nathan K. Snodgrass            Schaumburg, Il            February 6, 2013
  -----------------------            --------------            ----------------
        [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           53
                                         -----------

Form 13F Information Table Value Total:  $   194,100
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------ ------ -------
Aflac Inc.                                      001055102       4,374      82,348                              10,536         71,812
Berkshire Hathaway Cl A                         084670108         536          04                                   0              4
Best Buy Inc                                    086516101       2,361     199,251                              24,725        174,526
Cardinal Health Inc                             14149Y108       4,084      99,170                              13,539         85,631
Chevrontexaco Corp                              166764100       3,958      36,605                               4,836         31,769
Cisco Systems Inc                               17275R102       4,232     215,388                              28,695        186,693
Commerce Bancshares Inc                         200525103       3,933     112,174                              14,762         97,412
Conagra Incorporated                            205887102       4,334     146,926                              19,106        127,820
CSX Corp                                        126408103       3,769     191,034                              25,911        165,123
Endo Pharmaceuticals Holdings                   29264F205         704      26,856                               4,124         22,732
Exxon Mobil Corporation                         30231G102       3,971      45,878                               6,030         39,848
Ford Motor Company                              345370860       4,896     378,100                              50,391        327,709
Garmin Ltd                                      H2906T109         273       6,700                                   0          6,700
Guggenheim Bulletshares 2013 C                  18383M589       6,442     309,726                              45,525        264,201
Guggenheim Bulletshares 2014 C                  18383M571       9,660     454,159                              69,596        384,563
Guggenheim Bulletshares 2015 C                  18383M563       7,524     345,150                              61,670        283,480
Guggenheim Bulletshares 2016 C                  18383M555      10,963     493,362                              69,231        424,131
Guggenheim Bulletshares 2017 C                  18383M548       8,210     359,765                              49,624        310,141
HollyFrontier Corporation                       436106108       4,450      95,593                              12,424         83,169
Huntington Bancshs Inc                          446150104       1,371     214,537                              29,596        184,941
Huntsman Corporation                            447011107       4,242     266,807                              35,816        230,991
Intel Corp                                      458140100       3,832     185,858                              25,496        160,362
Intl Business Machines                          459200101       3,959      20,667                               2,865         17,802
Ishares Silver Trust                            46428Q109         650      22,137                               3,644         18,493
K L A Tencor Corp                               482480100       4,011      83,986                              11,170         72,816
Kroger Company                                  501044101       4,238     162,882                              21,594        141,288
Liberty Interactive Hldg Cp A                   53071M104       1,426      72,456                              10,795         61,661
MARATHON PETE CORP                              56585A102       4,545      72,148                               9,191         62,957
Micron Technology Inc                           595112103       1,447     228,179                              30,767        197,412
Minnesota Mining & Mfg                          88579Y101       4,075      43,892                               5,890         38,002
Omnicom Group                                   681919106       4,106      82,180                              10,838         71,342
Oracle Corporation                              68389X105       4,384     131,576                              17,514        114,062
Packaging Corp Amer                             695156109       1,646      42,789                               6,113         36,676
Pfizer Incorporated                             717081103       4,344     173,210                              22,557        150,653
Powershares Db Commodity Index                  73935S105         561      20,193                               1,178         19,015
Powershs Agriculture ETF                        73936B408       3,358     120,148                              21,344         98,804
Powershs Base Metals ETF                        73936B705       2,831     146,820                              25,424        121,396
Powershs Energy ETF                             73936B101       4,974     178,026                              31,530        146,496
Reinsurance Gp Amer New                         759351604       3,992      74,582                               9,947         64,635
Service Corp Intl                               817565104       1,512     109,473                              16,239         93,234
Slm Corporation                                 78442P106       4,270     249,279                              32,114        217,165
SPDR Gold Trust                                 78463V107       2,151      13,277                               2,326         10,951
Sprint Nextel                                   852061100       1,446     255,064                              38,821        216,243
Symantec Corp                                   871503108       4,291     227,977                              30,403        197,574
Teco Energy Inc                                 872375100       3,882     231,610                              31,336        200,274
U G I Corporation New                           902681105       1,503      45,942                               6,880         39,062
United Parcel Service B                         911312106       4,236      57,451                               7,559         49,892
Verizon Communications                          92343V104       4,061      93,860                              12,025         81,835
Walgreen Company                                931422109       4,231     114,329                              15,483         98,846
Warner Chilcott Plc                             G94368100       2,750     228,384                              30,994        197,390
Waste Connections Inc                           941053100       1,501      44,424                               6,688         37,736
Xcel Energy Inc Com                             98389B100       1,394      52,190                               7,904         44,286
Zimmer Holdings Inc                             98956P102       4,204      63,072                               8,236         54,836